Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Increase (decrease) in unbilled services	$ (42,114)
Increase (decrease) in unearned revenue	52,733
Revenue, remaining performance obligation	$ 15,700,000	$ 14,900,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage		48.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage	47.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months